Oppenheimer Absolute Return Fund                             Oppenheimer Pennsylvania Municipal Fund
Oppenheimer AMT-Free Municipals                              Oppenheimer Portfolio Series
Oppenheimer AMT-Free New York Municipals                     Oppenheimer Portfolio Series Fixed Income Active
Oppenheimer Balanced Fund                                        Allocation Fund
Oppenheimer Baring China Fund                                Oppenheimer Principal Protected Main Street Fund(R)
Oppenheimer Baring Japan Fund                                Oppenheimer Principal Protected Main Street Fund II(R)
Oppenheimer California Municipal Fund                        Oppenheimer Principal Protected Main Street Fund III(R)
Oppenheimer Capital Appreciation Fund                        Oppenheimer Quest Balanced Fund
Oppenheimer Capital Income Fund                              Oppenheimer Quest International Value Fund, Inc.SM
Oppenheimer Cash Reserves                                    Oppenheimer Quest Opportunity Value Fund
Oppenheimer Champion Income Fund                             Oppenheimer Real Estate Fund
Oppenheimer Developing Markets Fund                          Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Discovery Fund                                   Oppenheimer RochesterTM Arizona Municipal Fund
Oppenheimer Dividend Growth Fund                             Oppenheimer RochesterTM Maryland Municipal Fund
Oppenheimer Emerging Growth Fund                             Oppenheimer RochesterTM Massachusetts Municipal Fund
Oppenheimer Equity Income Fund, Inc.                         Oppenheimer RochesterTM Michigan Municipal Fund
Oppenheimer Global Fund                                      Oppenheimer RochesterTM Minnesota Municipal Fund
Oppenheimer Global Opportunities Fund                        Oppenheimer RochesterTM National Municipals
Oppenheimer Global Value Fund                                Oppenheimer RochesterTM North Carolina Municipal Fund
Oppenheimer Gold & Special Minerals Fund                     Oppenheimer RochesterTM Ohio Municipal Fund
Oppenheimer Institutional Money Market Fund                  Oppenheimer RochesterTM Virginia Municipal Fund
Oppenheimer International Bond Fund                          Oppenheimer Select Value Fund
Oppenheimer International Diversified Fund                   Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer International Small Company Fund                 Oppenheimer Strategic Income Fund
Oppenheimer International Value Fund                         Oppenheimer Transition 2010 Fund
Oppenheimer Limited Term California Municipal Fund           Oppenheimer Transition 2015 Fund
Oppenheimer Limited Term Municipal Fund                      Oppenheimer Transition 2020 Fund
Oppenheimer Limited-Term Government Fund                     Oppenheimer Transition 2025 Fund
Oppenheimer Main Street Opportunity Fund                     Oppenheimer Transition 2030 Fund
Oppenheimer Main Street Small Cap Fund                       Oppenheimer Transition 2040 Fund
Oppenheimer MidCap Fund                                      Oppenheimer Transition 2050 Fund
Oppenheimer Money Market Fund, Inc.                          Oppenheimer Value Fund
Oppenheimer New Jersey Municipal Fund

      Statement of Additional Information Supplement dated April 28, 2008

     This supplement  amends the Statement of Additional  Information of each of the above  referenced  funds  (each a "Fund")  and is in  addition  to any other supplement(s).  The Statement of Additional  Information of each Fund is amended as follows:

     1. The first paragraph following the list of Funds that are overseen by the
Board in the section titled "How the Fund Is Managed" is deleted in its entirety and is replaced by the following::

     Present or former  officers,  directors,  trustees and employees (and their immediate  family  members) of the Fund,  the Manager  and its  affiliates,  and retirement  plans  established  by them for their  employees  are  permitted  to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without a sales  charge.  The sales charge on Class A shares is waived for that group  because of the reduced sales  efforts  realized by the  Distributor.
Present  or former  officers,  directors,  trustees  and  employees  (and  their eligible family members) of the Fund, the Manager and its affiliates, its parent company  and the  subsidiaries  of its  parent  company,  and  retirement  plans established for the benefit of such individuals,  are also permitted to purchase
Class Y shares of the Oppenheimer funds that offer Class Y shares.

     2. The following  replaces the  information  regarding  Oppenheimer  Global
Value Fund in the section titled "How to Exchange Shares":

     o  Oppenheimer  Global  Value Fund only offers  Class A and Class Y shares.
Class Y shares of that fund may be  acquired  only by  participants  in  certain group retirement plans that have an agreement with the Distributor or by present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager,  its  affiliates,  its parent company and the subsidiaries of its parent  company,  and retirement  plans  established for the benefit of such individuals.

     3. Effective April 29th, the following  replaces the information  regarding
Class M shares of Oppenheimer  Convertible Securities Fund in the section titled
"How to Exchange Shares":

     o  Class  M  shares  of  Oppenheimer  Convertible  Securities  Fund  may be
exchanged only for Class A shares of other Oppenheimer funds and may be acquired by exchange  only by current Class M  shareholders  of  Oppenheimer  Convertible
Securities  Fund and only for Class A shares of  Oppenheimer  Money Market Fund,
Inc. or Oppenheimer Cash Reserves.

     4.  Effective  June 1st,  the last  paragraph  of the  section  "Dividends,
Capital Gains and  Taxes-Dividends and Distributions" is deleted in its entirety and replaced by the following:

     If a dividend check or a check representing an automatic withdrawal payment is returned to the Transfer  Agent by the Postal  Service as  undeliverable,  it will be  reinvested in shares of the Fund.  Returned  checks for the proceeds of other  types of  redemptions  will be invested  in shares of  Oppenheimer  Money
Market Fund,  Inc.  Reinvestment  will be made as promptly as possible after the return of such checks to the Transfer Agent.  Unclaimed  accounts may be subject to state  escheatment  laws,  and the Fund and the  Transfer  Agent  will not be liable to shareholders or their  representatives  for compliance with those laws in good faith.

     5. Effective  April 29th, the first  paragraph of section VII "Sales Charge
Waivers on Purchases  of Class M Shares of  Oppenheimer  Convertible  Securities
Fund" in the Appendix titled "OppenheimerFunds Special Sales Charge Arrangements and Waivers" is deleted in its entirety and replaced by the following:

     Oppenheimer  Convertible Securities Fund (referred to as the "Fund" in this section)  may sell Class M shares at net asset value  without any initial  sales charge to the classes of current Class M shareholders listed below who, prior to
March 11,  1996,  owned  shares  of the  Fund's  then-existing  Class A and were permitted to purchase those shares at net asset value without a sales charge:

April 28, 2008                                                     PX0000.029